Accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Standards, Interpretations and Amendments to Published Standards Effective

Standards, interpretations and amendments to published standards effective for the year ended 31 December 2017

During the financial year, the following new and revised accounting standards, amendments to standards and new interpretations were adopted by the Group:

Standard(s) Amendment(s) Interpretation(s)	Nature of the Change	Salient features of the changes	Impact on financial position or performance
IAS 7 Statement of cash flows	Amendments

•  The amendments require disclosures that enable users of financial statements to evaluate changes in liabilities arising from financing activities, including both changes arising from cash flow and non-cash changes.

No impact
IAS 12 Income taxes	Amendments

•  The amendments provide additional guidance on the existence of deductible temporary differences; and

•  The amendments also provide additional guidance on the methods used to calculate future taxable profit to establish whether a deferred tax asset can be recognised.

No impact

Summary of Standards, Interpretations and Amendments to Published Standards Which Are Not Yet Effective

Standards, interpretations and amendments to published standards which are not yet effective

Certain new standards, amendments and interpretations to existing standards have been published that apply to the Group’s accounting periods beginning on 1 January 2018 or later periods but have not been early adopted by the Group.

These standards, amendments and interpretations that are relevant to the Group are:

Standard(s) Amendment(s) Interpretation(s)	Nature of the Change	Salient features of the changes	Effective date*
IFRS 2 Share-based payments	Amendments

•  The amendments cover three accounting areas:

-  Measurement of cash-settled share-based payments;

-  Classification of share-based payments settled net of tax withholdings; and

-  Accounting for a modification of a share-based payment from cash-settled to equity-settled.

•  The amendment does not have a material impact on the Group.

1 January 2018

IFRS 9 Financial Instruments	New standard

•  This IFRS sets out requirements for recognising and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. This standard replaces IAS 39 Financial Instruments. The Group will adopt IFRS 9 on 1 January 2018;

•  This IFRS contains a new classification and measurement approach for financial assets that reflects the business model in which the assets are managed and their cash flow characteristics. The three principal

1 January 2018

classification categories for financial assets are: measured at amortised cost, fair value through profit or loss (“FVTPL”) and fair value through other comprehensive income (“FVOCI”);

•  Based on the Group’s assessment, the Group believes that the new classification if applied at 31 December 2017, would not have a significant impact on its accounting for financial assets. The Group’s available-for-sale financial assets will be designated at FVOCI; and

•  The new measurement principles will not have a material impact on the Group.

IFRS 15 Revenue from contracts with customers	New standard

•  This IFRS introduces a new revenue recognition model for contracts with customers and establishes a comprehensive framework for determining whether, how much and when revenue is recognised. IFRS 15 also includes extensive new disclosure requirements;

•  The Group has assessed the impact of adopting IFRS 15 and has determined the impact as follows:

•  Revenue will be recognised when the customer takes control of the gold, copper and silver. The timing of recognition of revenue will no longer be when risks and rewards of ownership pass to the customer;

•  The change in timing of revenue recognition will result in revenue at the South African and Australian operations being recognised on settlement date (date when control passes) and not contract date (previous date when risks and rewards of ownership pass). There is no change to the revenue recognition at any of the other operations given that the date of control is the same date as when risks and rewards of ownership pass. The change in timing of revenue recognition for the South African and Australian operations will be that revenue will be recognised approximately two days later than it currently is recognised. As approximately 0.3% of 2017 revenue will

1 January 2018

now be recognised in 2018, the adoption of IFRS 15 will not have a material impact on the revenue of the Group; and

•  The Group will adopt IFRS 15 using the cumulative effect method, with the effect of initially applying this standard at the date of initial application (i.e. 1 January 2018). As a result, the Group will not apply the requirements of IFRS 15 to the comparative periods presented.

IFRS 16 Leases	New standard

•  This IFRS sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, i.e. the customer (‘lessee’) and the supplier (‘lessor’);

•  IFRS 16 replaces the previous leases Standard, IAS 17 Leases, and related Interpretations;

•  IFRS 16 has one model for lessees which will result in almost all leases being included on the statement of financial position. No significant changes have been included for lessors; and

•  Management has commenced compiling a list of all potential leases and is in the process of reviewing all such contracts in order to assess the impact the standard will have on the Group.

1 January 2019

IFRIC 23 Uncertainty over Income Tax Treatments	New interpretation

•  This interpretation clarifies the accounting for income tax treatments that have yet to be accepted by tax authorities;

•  IFRIC 23 specifically clarifies how to incorporate this uncertainty into the measurement of tax as reported in the financial statements;

•  IFRIC 23 does not introduce any new disclosures but reinforces the need to comply with existing disclosure requirements about judgements made, assumptions and other estimates used and the potential impact of uncertainties that are not reflected

•  The interpretation will not have a material impact on the Group.

1 January 2019

*	Effective date refers to annual period beginning on or after said date.

Summary of Significant Assumptions Used in Group's Impairment Assessments (FVLCOD calculations)

Significant assumptions used in the Group’s impairment assessments (FVLCOD calculations) include:

	2017	2016
US$ Gold price per ounce - year 1	US$1,200	US$1,100
US$ Gold price per ounce - year 2	US$1,300	US$1,200
US$ Gold price per ounce - year 3 onwards	US$1,300	US$1,300
Rand Gold price per kilogram - year 1	R525,000	R500,000
Rand Gold price per kilogram - year 2	R525,000	R550,000
Rand Gold price per kilogram - year 3 onwards	R525,000	R600,000
A$ Gold price per ounce - year 1	A$1,600	A$1,500
A$ Gold price per ounce - year 2	A$1,700	A$1,600
A$ Gold price per ounce - year 3 onwards	A$1,700	A$1,700
US$ Copper price per tonne - year 1	US$5,512	US$5,512
US$ Copper price per tonne - year 2	US$6,171	US$5,512
US$ Copper price per tonne - year 3 onwards	US$6,171	US$6,171
Resource value per ounce (used to calculate the value beyond proved and probable reserves)
• South Africa (with infrastructure)	US$17	US$60
• Ghana (with infrastructure)	US$41	US$60
• Peru (with infrastructure)	US$41	US$60
• Australia (without infrastructure)	US$293	US$60
Discount rates
• South Africa - nominal	13.5%	13.5%
• Ghana - real	9.7%	9.7%
• Peru - real	4.8%	4.8%
• Australia - real	3.8%	3.8%
• Inflation rate - South Africa[1]	5.5%	5.5%
Long-term exchange rates
• ZAR/US$ - year 1	13.61	14.14
• ZAR/US$ - year 2 (2016: year 2)	13.16	14.26
• ZAR/US$ - year 3 onwards	13.16	14.36
• US$/A$ - year 1	0.75	0.73
• US$/A$ - year 2 (2016: year 2)	0.76	0.75
• US$/A$ - year 3 onwards	0.76	0.76

1

Due to the availability of unredeemed capital for tax purposes over several years into the life of the South Deep mine, nominal cash flows are used for South Africa. In order to determine nominal cash flows in South Africa, costs are inflated by the current South African inflation rate. Cash flows for all other operations are in real terms and as a result are not inflated.